Cover	Oct. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55188
Entity Registrant Name	Benefit Street Partners Realty Trust, Inc.
Entity Central Index Key	0001562528
Entity Tax Identification Number	46-1406086
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Suite 32A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	588-6770
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false